FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2019	2018
	In equivalent millions of Argentine pesos
Assets	31,451	26,323
Liabilities	(169,121)	(138,788)
Liabilities Net	(137,670)	(112,465)

Schedule of theoretical exposure to credit risk

				Other
	Cash and cash		Trade	receivables,
Date due	equivalents	Investments	receivables, net	net	Total
Total due	—	—	8,280	17	8,297
Total not due	25,582	1,426	8,768	1,555	37,331
Total as of December 31, 2019	25,582	1,426	17,048	1,572	45,628

Schedule of working capital breakdown and its main variations

	2019	2018	Variation
Trade receivables	16,965	26,790	(9,825)
Other receivables (not considering financial NDF)	4,427	6,652	(2,225)
Inventories	3,212	4,210	(998)
Current liabilities (not considering financial debt)	(50,701)	(51,384)	683
Operative working capital	(26,097)	(13,732)	(12,365)
Over revenues	11.0%	5.3%

Cash and cash equivalents	25,582	10,601	14,981
Financial NDF	163	1,154	(991)
Investments	429	2,109	(1,680)
Current financial debt	(35,280)	(30,835)	(4,445)
Net Current financial (liability) asset	(9,106)	(16,971)	7,865

Negative operating working capital (current assets - current liabilities)	(35,203)	(30,703)	(4,500)
Liquidity rate	0.59	0.63	(0.04)

Schedule of breakdown of financial liabilities into relevant maturity groups

			Salaries and
			social
	Trade	Financial	security	Leases	Other
Maturity Date	payables	Debt	payables	liabilities	liabilities	Total
Due	2,398	—	—	—	—	2,398
January 2020 thru December 2020	29,565	36,170	9,957	2,782	226	78,700
January 2021 thru December 2021	1,807	58,058	409	1,537	65	61,876
January 2022 thru December 2022	233	40,037	270	949	—	41,489
January 2023 and thereafter	315	47,922	297	2,293	—	50,827
	34,318	182,187	10,933	7,561	291	235,290